Accounting for Transfers and Servicing of Financial Assets and Variable Interest Entities - Additional Information (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Variable Interest Entity [Line Items]
Tax credits related to tax-advantaged investments		$ 576	$ 461	$ 508
Investment tax credits		318	527	418
Expense related to tax-advantaged investments		582	424	468
Investments in VIEs		663,491	674,805
Available-for-sale securities	[1]	69,706	72,910
Liabilities related to VIEs		607,720	623,573
Variable Interest Entity, Not Primary Beneficiary | Minimum
Variable Interest Entity [Line Items]
Net investments in unconsolidated VIEs		1	1
Variable Interest Entity, Not Primary Beneficiary | Maximum
Variable Interest Entity [Line Items]
Net investments in unconsolidated VIEs		86	116
Variable Interest Entity, Not Primary Beneficiary, Private Investment Funds and Partnerships
Variable Interest Entity [Line Items]
Investments in VIEs		219	177
Maximum exposure to loss		319	310
Variable Interest Entity, Not Primary Beneficiary, Securitization Vehicles | Senior Notes
Variable Interest Entity [Line Items]
Available-for-sale securities		5,300	3,400
Proceeds from securitizations of loans held-for-investment		6,100	4,000
Variable Interest Entity, Primary Beneficiary, Community Development and Tax-Advantaged Investments
Variable Interest Entity [Line Items]
Investments in VIEs		6,100	5,900
Liabilities related to VIEs		4,400	4,200
Variable Interest Entity, Primary Beneficiary, Tender Option Bond Program
Variable Interest Entity [Line Items]
Investments in VIEs		607	1,500
Liabilities related to VIEs		$ 381	1,000
Fees Waived
Variable Interest Entity [Line Items]
Support provided to money market funds			$ 65	$ 250

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.